CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 1,118,000	$ 2,417,000	$ 3,003,000
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities:
Provision for loan losses	2,896,000	1,558,000	902,000
Employee stock ownership plan expense	543,000	467,000	202,000
Equity incentive plan expense	189,000	100,000	257,000
Excess tax (benefit) expense from share-based compensation	(4,000)	(3,000)	0
Amortization (accretion) of investment premiums and discounts, net	1,168,000	650,000	394,000
Amortization of loan premiums and discounts, net	1,423,000	1,458,000	674,000
Depreciation and amortization of premises and equipment	1,900,000	1,900,000	2,000,000
Amortization of core deposit intangible	11,000	21,000	32,000
Net (gain) loss on sale of securities	(273,000)	(486,000)	(878,000)
Net (gain) loss on trading securities and derivatives	358,000	(195,000)	429,000
Deferred income tax provision (benefit)	(1,100,000)	891,000	(355,000)
Loans originated for sale	(53,552,000)	(47,134,000)	(55,634,000)
Proceeds from sale of loans held for sale	55,260,000	49,098,000	49,107,000
Net loss on disposal of SI Trust Servicing operations	698,000	0	0
Net (gain) loss on sale of loans held for sale	(1,646,000)	(611,000)	(887,000)
Net (gain) loss on sale of loans held for investment	0	(275,000)	0
Net (gain) loss on disposal of equipment	5,000	41,000	5,000
Net (gain) loss on sales or write-downs of other real estate owned	60,000	236,000	534,000
Increase in cash surrender value of bank-owned life insurance	(284,000)	(289,000)	(290,000)
(Gain) loss on bank-owned life insurance proceeds	(349,000)	(122,000)	0
Impairment loss on long-lived assets	392,000	0	0
Other-than-temporary impairment losses on securities	123,000	148,000	492,000
Change in operating assets and liabilities:
Accrued interest receivable	324,000	(443,000)	228,000
Other assets	1,796,000	1,783,000	292,000
Accrued expenses and other liabilities	1,232,000	62,000	2,129,000
Net cash provided by (used in) operating activities	12,240,000	11,319,000	2,607,000
Cash flows from investing activities:
Purchases of available for sale securities	(41,721,000)	(139,919,000)	(91,716,000)
Proceeds from sales of available for sale securities	44,033,000	36,883,000	40,144,000
Proceeds from maturities of and principal repayments on available for sale securities	54,452,000	53,366,000	55,515,000
Net (increase) decrease in loans	(22,875,000)	23,016,000	52,031,000
Purchases of loans	(49,768,000)	(46,999,000)	(53,953,000)
Proceeds from sale of loans held for investment	0	7,966,000	0
Proceeds from sale of other real estate owned	1,361,000	954,000	3,685,000
Purchases of premises and equipment	(1,472,000)	(2,516,000)	(1,133,000)
Proceeds from bank-owned life insurance	585,000	603,000	0
Net cash provided by (used in) investing activities	(15,405,000)	(66,646,000)	4,573,000
Cash flows from financing activities:
Net increase (decrease) in deposits	3,222,000	41,212,000	1,927,000
Net increase (decrease) in mortgagors' and investors' escrow accounts	(84,000)	(134,000)	(166,000)
Proceeds from Federal Home Loan Bank advances	7,000,000	23,000,000	23,355,000
Repayments of Federal Home Loan Bank advances	(9,000,000)	(37,100,000)	(25,286,000)
Net proceeds from common stock offering	0	2,774,000	47,556,000
Excess tax benefit (expense) from share-based compensation	4,000	3,000	0
Purchase of shares by ESOP pursuant to reorganization	0	(3,141,000)	0
Purchase of shares for equity plan	(2,238,000)	0	0
Stock options exercised	10,000	0	0
Cash dividends on common stock	(1,171,000)	(1,191,000)	(375,000)
Common shares repurchased	(5,301,000)	(5,000)	(74,000)
Net cash provided by (used in) financing activities	(7,558,000)	25,418,000	46,937,000
Net change in cash and cash equivalents	(10,723,000)	(29,909,000)	54,117,000
Cash and cash equivalents at beginning of year	48,412,000	78,321,000	24,204,000
Cash and cash equivalents at end of year	37,689,000	48,412,000	78,321,000
Supplemental cash flow information:
Interest paid	9,682,000	11,440,000	13,857,000
Income taxes paid, net	(321,000)	790,000	714,000
Transfer of stock offering escrow for issuance of common shares	0	47,556,000	0
Transfer of loans to other real estate owned	$ 1,787,000	$ 881,000	$ 1,824,000